Document And Entity Information	Sep. 21, 2022
Document Information [Line Items]
Entity, Registrant Name	H.B. Fuller Company
Document, Type	8-K
Document, Period End Date	Sep. 21, 2022
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-09225
Entity, Tax Identification Number	41-0268370
Entity, Address, Address Line One	1200 Willow Lake Boulevard
Entity, Address, Address Line Two	P.O. Box 64683
Entity, Address, City or Town	St. Paul
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55164-0683
City Area Code	651
Local Phone Number	236-5900
Title of 12(b) Security	Common Stock
Trading Symbol	FUL
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0000039368